Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

(11)                          Employee Benefit Plans

Employees of the Group located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution plans. The calculation of contributions for these eligible employees is based on 10% to 22% of the applicable payroll cost according to the specific requirements of the local regime government.

In addition, the Group is required by law to contribute certain percentage of applicable salaries for medical insurance benefits, unemployment and other statutory benefits. The contribution percentages may different from district to district which is subject to the specific requirement of local regime government. The PRC government is directly responsible for the payments of the benefits to these employees.

For the years ended December 31, 2010, 2011 and 2012, the Group contributed RMB24,871, RMB31,885 and RMB34,931, respectively, to these plans, of which RMB4,783, RMB1,196 and nil were recorded in discontinued operations for the years ended December 31, 2010, 2011 and 2012, respectively.